Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

10. EARNINGS (LOSS) PER SHARE

	For the Years Ended December 31,
	2021	2020	2019
Net income (loss)	$4,864,002	$(1,910,337)	$(9,676,191)
Weighted average number of ordinary share outstanding
Basic	55,440,527	30,591,122	15,197,815
Diluted	57,529,895	30,591,122	15,197,815
Income (loss) per share
Basic	$0.09	$(0.06)	$(0.62)
Diluted	$0.08	$(0.06)	$(0.62)

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary share were exercised or converted into ordinary shares or resulted in the issuance of ordinary shares that then shared in the earnings of the entity.

For the year ended December 31, 2021, the dilutive effect of warrants and preferred shares were included in the calculation of diluted earnings per share, but the unvested RSUs were excluded as being anti-dilutive.